Remuneration and other benefits paid to the Bank’s directors and senior managers - Remuneration of the board members as representatives of the Bank (Details) - 12 months ended Dec. 31, 2025
€ in Thousands, £ in Thousands, $ in Thousands
	EUR (€)	USD ($)	GBP (£)
Homaira Akbari | Santander Consumer USA Holdings Inc.
Disclosure of transactions between related parties [line items]
Compensation received as representative from subsidiary	€ 85	$ 100
Homaira Akbari | PagoNxt
Disclosure of transactions between related parties [line items]
Compensation received as representative from subsidiary	200
Henrique de Castro | PagoNxt
Disclosure of transactions between related parties [line items]
Compensation received as representative from subsidiary	200
Henrique de Castro | PagoNxt, Nomination Committee
Disclosure of transactions between related parties [line items]
Compensation received as representative from subsidiary	15
José Antonio Álvarez
Disclosure of transactions between related parties [line items]
Compensation received as strategic adviser	1,750
José Antonio Álvarez | PagoNxt
Disclosure of transactions between related parties [line items]
Compensation received as representative from subsidiary	200
Pamela Walkden | Santander UK PLC and Santander UK Group Holdings
Disclosure of transactions between related parties [line items]
Compensation received as representative from subsidiary	115		£ 100
Belén Romana | Santander Insurance, S.L.
Disclosure of transactions between related parties [line items]
Compensation received as representative from subsidiary	157
Luis Isasi | Santander Spain and Banco Santander
Disclosure of transactions between related parties [line items]
Compensation received as representative from subsidiary	€ 1,000